Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 84 .50%
ASSET-BACKED SECURITIES — 12 .55% **
Aames Mortgage Investment Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.56%)
0.65% 04/25/36
1
$ 217,280 $ 216,204
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 08/25/21)
7.40% 06/25/32 16,200 16,388
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 07/25/21)
2.86% 07/25/59
2
243,732 246,303
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.99% 01/20/28
1,2,3
1,249,010 1,247,849
BSPRT Issuer Ltd.,
Series 2018-FL4, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.05%)
1.12% 09/15/35
1,2,3
298,242 298,412
Canyon Capital CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.99% 04/15/34
1,2,3
700,000 700,349
Carrington Mortgage Loan Trust,
Series 2005-NC4, Class M2
(LIBOR USD 1-Month plus 0.75%)
0.84% 09/25/35
1
288,178 291,829
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(LIBOR USD 1-Month plus 0.27%)
0.36% 05/25/37
1
467,917 445,205
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(LIBOR USD 1-Month plus 0.44%)
0.53% 11/25/36
1
800,000 786,079
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3
(LIBOR USD 1-Month plus 0.80%)
0.89% 02/25/36
1
110,259 110,417
Countrywide Asset-Backed Certificates Trust,
Series 2005-3, Class MV5
(LIBOR USD 1-Month plus 1.00%)
1.10% 08/25/35
1
220,579 220,927
Countrywide Asset-Backed Certificates Trust,
Series 2005-4, Class MV5
(LIBOR USD 1-Month plus 1.00%)
1.10% 10/25/35
1
800,000 803,594
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.83% 04/25/35
1
666,631 669,405
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Encore Credit Receivables Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.90%)
0.99% 10/25/35
1
$ 1,250,000 $ 1,250,650
FFMLT Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
0.87% 09/25/35
1
1,135,351 1,139,160
First Franklin Mortgage Loan Trust,
Series 2005-FF9, Class A1
(LIBOR USD 1-Month plus 0.58%)
0.67% 10/25/35
1
1,069,304 1,071,273
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M1
(LIBOR USD 1-Month plus 0.56%)
0.65% 01/25/36
1
951,880 937,852
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47% 06/25/28 1 1
Grand Avenue CRE,
Series 2019-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.12%)
1.19% 06/15/37
1,2,3
1,270,364 1,270,433
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
(LIBOR USD 1-Month plus 0.74%)
0.83% 10/25/35
1
605,812 607,120
GSAMP Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.41% 05/25/46
1
894,031 890,711
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.20% 05/25/34
1,2
282,882 284,292
Home Partners of America Trust,
Series 2018-1, Class A
(LIBOR USD 1-Month plus 0.90%)
0.98% 07/17/37
1,2
1,199,078 1,199,941
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.36%)
0.45% 12/25/35
1
235,411 233,912
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M2
(LIBOR USD 1-Month plus 0.66%)
0.75% 09/25/35
1
137,988 138,818
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M1
(LIBOR USD 1-Month plus 0.22%)
0.31% 07/25/36
1
25,122 25,138
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC2, Class A5
(LIBOR USD 1-Month plus 0.25%)
0.34% 07/25/36
1
205,845 203,765

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.93% 04/15/31
1,2,3
$ 750,000 $ 750,375
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.20% 05/15/28
1,2,3
356,550 356,673
Long Beach Mortgage Loan Trust,
Series 2005-WL1, Class M3
(LIBOR USD 1-Month plus 0.90%)
0.99% 06/25/35
1
207,055 207,241
Marathon CRE Ltd.,
Series 2018-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.15%)
1.23% 06/15/28
1,2,3
289,973 290,100
MASTR Asset-Backed Securities Trust,
Series 2005-OPT1, Class M3
(LIBOR USD 1-Month plus 0.69%)
0.78% 03/25/35
1
642,634 643,557
MF1 Ltd.,
Series 2020-FL4, Class A
(LIBOR USD 1-Month plus 1.70%)
1.82% 11/15/35
1,2
485,000 490,113
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-WMC3, Class M4
(LIBOR USD 1-Month plus 0.93%)
1.02% 03/25/35
1
235,523 235,523
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.69% 10/27/36
1,2
307,422 306,295
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.13% 07/15/29
1,2,3
675,000 674,806
OHA Credit Funding 2 Ltd.,
Series 2019-2A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.99% 04/21/34
1,2,3
250,000 250,124
Option One Mortgage Loan Trust Asset-Backed Certificates
2005-5,
Series 2005-5, Class M1
(LIBOR USD 1-Month plus 0.59%)
0.68% 12/25/35
1
970,569 976,806
Palmer Square Loan Funding Ltd.,
Series 2020-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.96% 02/20/28
1,2,3
835,510 835,926
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.95% 05/20/29
1,2,3
$ 750,000 $ 750,487
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WHQ3, Class M4
(LIBOR USD 1-Month plus 0.95%)
1.04% 06/25/35
1
430,539 434,031
Progress Residential Trust,
Series 2018-SFR3, Class A
3.88% 10/17/35
2
1,996,576 2,004,527
Progress Residential Trust,
Series 2019-SFR1, Class A
3.42% 08/17/35
2
529,477 540,883
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
0.59% 04/25/36
1
666,457 666,025
Residential Asset Securities Corp.,
Series 2006-KS7, Class A4
(LIBOR USD 1-Month plus 0.24%)
0.33% 09/25/36
1
717,976 715,536
SLM Student Loan Trust,
Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
0.59% 12/15/27
1,2
261,659 261,753
SLM Student Loan Trust,
Series 2003-14, Class A6
(LIBOR USD 3-Month plus 0.30%)
0.48% 07/25/25
1
159,943 159,920
SLM Student Loan Trust,
Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
0.73% 01/25/28
1
49,013 49,024
SLM Student Loan Trust,
Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
0.56% 10/25/24
1
30,302 30,306
SLM Student Loan Trust,
Series 2007-8, Class A4
(LIBOR USD 3-Month plus 0.47%)
0.65% 01/26/26
1
95,715 95,486
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.64% 06/25/43
1
115,399 114,718
Soundview Home Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.60%)
0.69% 02/25/36
1
437,822 438,258
Soundview Home Loan Trust,
Series 2006-OPT3, Class 2A3
(LIBOR USD 1-Month plus 0.17%)
0.26% 06/25/36
1
368,290 368,050

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.81% 09/25/35
1
$ 393,525 $ 392,782
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.23% 07/25/36
1,2
348,175 335,452
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.27% 04/25/36
1
603,528 582,695
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
2,4,5
1,265,133 18,169
TPG Real Estate Finance Issuer Ltd.,
Series 2018-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.21% 11/15/37
1,2,3
793,427 793,880
Tricon American Homes Trust,
Series 2017-SFR2, Class A
2.93% 01/17/36
2
1,090,771 1,114,973
Total Asset-Backed Securities
(Cost $30,870,969) 31,190,521
CORPORATES — 21 .77% *
Banking — 6 .06%
Bank of America Corp.
2.88% 04/24/23
6
3,600,000 3,674,184
Credit Suisse Group AG
(Switzerland)
2.59% 09/11/25
2,3,6
235,000 244,507
3.80% 06/09/23
3
580,000 614,458
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,6
1,000,000 999,734
(LIBOR USD 3-Month plus 1.00%)
1.16% 05/18/24
1,3
795,000 805,600
JPMorgan Chase & Co.
3.21% 04/01/23
6
2,400,000 2,452,403
(LIBOR USD 3-Month plus 1.00%)
1.18% 01/15/23
1
200,000 201,124
Lloyds Banking Group PLC
(United Kingdom)
2.91% 11/07/23
3,6
1,345,000 1,387,879
Morgan Stanley
(GMTN)
3.13% 01/23/23 2,350,000 2,450,936
Santander UK Group Holdings PLC
(United Kingdom)
3.57% 01/10/23
3
750,000 762,079
Wells Fargo & Co.
(MTN)
3.75% 01/24/24 805,000 866,180
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Wells Fargo Bank N.A.
(BKNT)
2.08% 09/09/22
6
$ 600,000 $ 602,192
15,061,276
Communications — 1 .13%
Qwest Corp.
7.25% 09/15/25 400,000 474,864
SES SA
(Luxembourg)
3.60% 04/04/23
2,3
600,000 627,604
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
2
764,188 765,563
4.74% 03/20/25
2
665,625 715,879
5.15% 03/20/28
2
200,000 230,470
2,814,380
Consumer Discretionary — 0 .85%
Imperial Brands Finance PLC
(United Kingdom)
3.75% 07/21/22
2,3
810,000 831,550
Pernod Ricard SA
(France)
4.25% 07/15/22
2,3
600,000 623,070
Reynolds American, Inc.
4.85% 09/15/23 600,000 654,492
2,109,112
Electric — 0 .84%
Alliant Energy Finance LLC
3.75% 06/15/23
2
725,000 768,434
Dominion Energy, Inc.,
Series B
2.75% 09/15/22 350,000 357,626
Duquesne Light Holdings, Inc.
5.90% 12/01/21
2
450,000 460,012
NextEra Energy Capital Holdings, Inc.
2.40% 09/01/21 250,000 250,911
(LIBOR USD 3-Month plus 0.55%)
0.69% 08/28/21
1
250,000 250,101
2,087,084
Energy — 0 .87%
Energy Transfer LP
5.95% 12/01/25 900,000 1,056,139
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,000,000 1,102,593
2,158,732
Finance — 4 .91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.95% 02/01/22
3
600,000 610,184
4.45% 12/16/21
3
100,000 101,529
Air Lease Corp.
2.25% 01/15/23 600,000 616,206

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.50% 01/15/22 $ 200,000 $ 203,328
Citigroup, Inc.
3.14% 01/24/23
6
2,450,000 2,487,040
(LIBOR USD 3-Month plus 0.95%)
1.13% 07/24/23
1
308,000 310,462
Daimler Finance North America LLC
2.20% 10/30/21
2
65,000 65,419
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
290,000 291,576
Ford Motor Credit Co. LLC
3.81% 10/12/21 1,150,000 1,160,062
General Motors Financial Co., Inc.
4.38% 09/25/21 545,000 550,099
Goldman Sachs Group, Inc. (The)
2.88% 10/31/22
6
2,450,000 2,471,245
Goldman Sachs Group, Inc. (The),
Series FXD
0.48% 01/27/23 1,395,000 1,395,126
Morgan Stanley
(MTN)
0.53% 01/25/24
6
90,000 89,979
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
2,3,6
540,000 553,793
3.77% 03/08/24
2,3,6
680,000 714,385
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
2,3
100,000 105,138
5.25% 08/15/22
2,3
445,000 465,755
12,191,326
Food — 0 .16%
Smithfield Foods, Inc.
3.35% 02/01/22
2
400,000 407,033
Health Care — 2 .69%
AbbVie, Inc.
3.20% 11/06/22 600,000 619,647
3.25% 10/01/22 200,000 205,640
Bayer U.S. Finance II LLC
2.20% 07/15/22
2
600,000 608,845
3.88% 12/15/23
2
1,140,000 1,221,390
Becton Dickinson and Co.
3.30% 03/01/23 600,000 623,313
CVS Health Corp.
3.50% 07/20/22 600,000 616,871
Dignity Health
3.13% 11/01/22 150,000 155,138
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
2
200,000 206,146
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
2
585,000 610,077
Gilead Sciences, Inc.
(LIBOR USD 3-Month plus 0.52%)
0.67% 09/29/23
1
655,000 655,521
Humana, Inc.
3.15% 12/01/22 600,000 618,694
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Viatris, Inc.
1.13% 06/22/22
2
$ 550,000 $ 553,995
6,695,277
Industrials — 1 .03%
Amcor Flexibles North America, Inc.
4.50% 10/15/21 385,000 385,183
BAE Systems PLC
(United Kingdom)
4.75% 10/11/21
2,3
250,000 253,087
Berry Global, Inc.
0.95% 02/15/24
2
635,000 636,678
Boeing Co. (The)
1.43% 02/04/24 375,000 376,012
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.56% 05/05/26
1
150,000 148,216
General Electric Co.,
Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
1.18% 04/15/23
1
750,000 758,353
2,557,529
Information Technology — 0 .55%
NXP BV/NXP Funding LLC
(Netherlands)
3.88% 09/01/22
2,3
600,000 622,347
4.63% 06/01/23
2,3
220,000 236,469
Skyworks Solutions, Inc.
0.90% 06/01/23 505,000 506,469
1,365,285
Insurance — 0 .47%
Athene Global Funding
(SOFR Rate plus 0.70%)
0.74% 05/24/24
1,2
500,000 504,507
Nationwide Mutual Insurance Co.
2.41% 12/15/24
2,6
670,000 670,562
1,175,069
Materials — 0 .15%
International Flavors & Fragrances, Inc.
0.70% 09/15/22
2
375,000 375,346
Real Estate Investment Trust (REIT) — 1 .31%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 600,000 629,210
Boston Properties LP
3.85% 02/01/23 600,000 626,676
GLP Capital LP/GLP Financing II, Inc.
5.38% 11/01/23 1,000,000 1,093,008
SL Green Operating Partnership LP
3.25% 10/15/22 870,000 895,600
3,244,494

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail — 0 .26%
7-Eleven, Inc.
(LIBOR USD 3-Month plus 0.45%)
0.61% 08/10/22
1,2
$ 650,000 $ 650,302
Services — 0 .37%
IHS Markit Ltd.
(Bermuda)
5.00% 11/01/22
2,3
880,000 923,194
Transportation — 0 .12%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 179,442 183,549
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 116,372 119,889
303,438
Total Corporates
(Cost $53,890,699) 54,118,877
MORTGAGE-BACKED — 28 .52% **
Non-Agency Commercial Mortgage-Backed — 7 .34%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A2
2.72% 07/15/49 195,503 196,898
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2017-C1, Class A2
3.19% 02/15/50 123,584 125,190
BX Commercial Mortgage Trust,
Series 2018-IND, Class A
(LIBOR USD 1-Month plus 0.75%)
0.82% 11/15/35
1,2
58,626 58,711
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A
(LIBOR USD 1-Month plus 0.80%)
0.87% 12/15/36
1,2
242,622 243,217
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 442,447 464,488
Citigroup Commercial Mortgage Trust,
Series 2016-C2, Class A2
1.85% 08/10/49 407,000 411,388
Citigroup Commercial Mortgage Trust,
Series 2016-P5, Class A2
2.40% 10/10/49 609,937 611,627
Citigroup Commercial Mortgage Trust,
Series 2020-WSS, Class A
(LIBOR USD 1-Month plus 1.95%)
2.02% 02/15/39
1,2
761,777 790,120
Commercial Mortgage Trust,
Series 2013-CR9, Class ASB
3.83% 07/10/45 251,969 259,993
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.46% 01/10/46
6
2,644,764 39,654
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.33% 11/10/47 $ 460,186 $ 487,170
Commercial Mortgage Trust,
Series 2015-CR22, Class A2
2.86% 03/10/48 1,354,293 1,362,121
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class A2
3.05% 09/15/50 950,000 971,715
DBWF Mortgage Trust,
Series 2018-AMXP, Class A
3.87% 05/05/35
2,6
1,500,000 1,526,002
Great Wolf Trust,
Series 2019-WOLF, Class A
(LIBOR USD 1-Month plus 1.03%)
1.11% 12/15/36
1,2
850,000 851,628
GS Mortgage Securities Trust
Series 2012-ALOH, Class A
3.55% 04/10/34
2
1,571,000 1,588,843
GS Mortgage Securities Trust,
Series 2012-GC6, Class AS
4.95% 01/10/45
2
610,000 617,276
GS Mortgage Securities Trust,
Series 2013-GC14, Class A4
3.96% 08/10/46 742,000 771,894
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07% 05/15/48
2
421,425 427,428
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3
4.17% 08/15/46 146,593 146,546
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB
3.14% 05/15/45 213,515 215,638
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.74% 10/15/46
6
2,750,261 28,795
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class A3
3.77% 04/15/47 93,809 98,918
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.24% 03/15/45 768,552 776,641
PFP Ltd.,
Series 2019-5, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 0.97%)
1.04% 04/14/36
1,2,3
723,412 724,135
Shelter Growth CRE Issuer Ltd.,
Series 2019-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.10%)
1.17% 05/15/36
1,2,3
155,784 155,818
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA (IO)
2.24% 05/10/45
2,6
1,899,562 16,362

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A1
3.21% 06/15/51 $ 13,474 $ 13,544
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class XA (IO)
1.04% 03/10/46
2,6
3,701,381 37,468
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A2
2.68% 04/15/50 489,456 492,077
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A2
2.60% 06/15/49 479,270 479,223
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A2
2.50% 11/15/59 110,444 111,618
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A2
2.50% 10/15/49 101,131 101,525
Wells Fargo Commercial Mortgage Trust,
Series 2018-C47, Class A2
4.36% 09/15/61 868,000 920,502
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.78% 11/15/44
2,6
4,460,719 185
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.43% 06/15/45 480,000 487,798
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
2.03% 11/15/45
2,6
1,397,897 23,967
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A3
3.66% 03/15/47 1,596,782 1,598,138
18,234,261
Non-Agency Mortgage-Backed — 1 .56%
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
3.06% 05/25/35
6
49,081 48,898
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 48,096 49,676
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 2,796 2,857
Bear Stearns ALT-A Trust,
Series 2005-2, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
0.84% 03/25/35
1
357,972 359,056
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.00% 02/25/34
6
6,323 6,339
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
2.52% 11/25/32
6
18,444 18,666
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
0.83% 07/19/44
1
$ 104,287 $ 100,953
HomeBanc Mortgage Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.54%)
0.63% 10/25/35
1
489,287 489,833
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
0.87% 12/25/34
1
332,700 285,054
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
2.87% 10/25/34
6
106,917 105,975
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
2.27% 04/25/35
6
126,146 127,231
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
2.89% 10/25/34
6
130,825 130,825
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.76% 10/25/32
6
19,546 20,365
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
1.87% 12/25/32
1
145,724 145,389
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
0.73% 02/25/35
1
729,884 730,900
Nomura Resecuritization Trust,
Series 2014-8R, Class 2A1
3.00% 09/26/35
2,6
447,293 447,293
Nomura Resecuritization Trust,
Series 2015-9R, Class 2A1 (STEP-reset date 08/26/21)
3.00% 05/25/36
2
592,883 592,883
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 34,570 11
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
2.89% 12/25/34
6
61,984 61,346
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
1.52% 06/25/42
1
15,007 14,875
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
2.55% 06/25/33
6
37,458 38,940

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
0.59% 06/25/35
1
$ 113,032 $ 95,591
3,872,956
U.S. Agency Commercial Mortgage-Backed — 2 .54%
Fannie Mae-Aces,
Series 2012-M4, Class X1 (IO)
0.58% 04/25/22
6
1,948,469 1,126
Fannie Mae-Aces,
Series 2016-M11, Class AL
2.94% 07/25/39 174,508 179,227
Fannie Mae-Aces,
Series 2018-M1, Class A1
3.08% 12/25/27
6
341,381 361,092
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K021, Class X1 (IO)
1.53% 06/25/22
6
8,640,115 84,861
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF22, Class A
(LIBOR USD 1-Month plus 0.50%)
0.59% 07/25/23
1
111,560 111,748
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ24, Class A1
2.28% 05/25/26 383,576 398,868
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ26, Class A1
2.14% 07/25/25 915,103 943,405
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ28, Class A1
1.77% 02/25/25 209,519 214,343
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 807,152 805,613
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.77% 09/25/25
6
3,457,232 91,722
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class A2H
2.76% 01/25/46
6
67,103 67,247
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
0.86% 05/25/44
1
186,322 186,486
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class APT1
2.92% 04/25/46
6
$ 218,709 $ 226,710
Ginnie Mae,
Series 2007-12, Class C
5.28% 04/16/41
6
108,972 109,679
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
6
137,422 139,126
Ginnie Mae,
Series 2010-159, Class D
4.29% 09/16/44
6
433,597 446,691
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.01% 10/16/51
6
2,915,800 1,778
Ginnie Mae,
Series 2011-58, Class C
3.55% 08/16/51
6
747,695 770,939
Ginnie Mae,
Series 2011-92, Class C
3.77% 04/16/52
6
1,091,842 1,129,911
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.53% 01/16/53
6
2,566,412 50,463
6,321,035
U.S. Agency Mortgage-Backed — 17 .08%
Fannie Mae Pool 254548
5.50% 12/01/32 73,472 84,810
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.51%)
1.94% 11/01/32
1
12,041 12,031
Fannie Mae Pool 555424
5.50% 05/01/33 48,475 55,463
Fannie Mae Pool 567002
8.00% 05/01/23 4,395 4,550
Fannie Mae Pool 655133
7.00% 08/01/32 6,078 6,417
Fannie Mae Pool 655151
7.00% 08/01/32 11,414 12,216
Fannie Mae Pool 762525
6.50% 11/01/33 19,046 21,224
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
1.81% 04/01/34
1
63,622 64,714
Fannie Mae Pool AD0538
6.00% 05/01/24 14,450 15,153
Fannie Mae Pool AE0443
6.50% 10/01/39 57,534 67,045
Fannie Mae Pool AL0851
6.00% 10/01/40 51,087 60,430
Fannie Mae Pool AM4580
3.43% 10/01/23 471,972 496,277

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
10.77% 05/25/23
1
$ 244 $ 263
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
1
1,015 1,127
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
1.04% 10/25/31
1
71,790 73,541
Fannie Mae REMICS,
Series 2002-30, Class FB
(LIBOR USD 1-Month plus 1.00%)
1.09% 08/25/31
1
80,799 82,298
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
1
11,655 13,662
Fannie Mae REMICS,
Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
0.54% 04/25/34
1
254,239 255,872
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00% 12/25/34
1
10,049 11,284
Fannie Mae REMICS,
Series 2005-73, Class DF
(LIBOR USD 1-Month plus 0.25%)
0.34% 08/25/35
1
129,577 129,941
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
6.61% 07/25/37
1
71,565 15,841
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
0.49% 10/25/40
1
50,849 51,126
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
6.14% 11/25/36
1
286,342 58,984
Fannie Mae REMICS,
Series 2010-95, Class FB
(LIBOR USD 1-Month plus 0.40%)
0.49% 09/25/40
1
72,113 72,596
Fannie Mae REMICS,
Series 2011-47, Class GF
(LIBOR USD 1-Month plus 0.57%)
0.66% 06/25/41
1
962,189 978,675
Fannie Mae REMICS,
Series 2012-19, Class FP
(LIBOR USD 1-Month plus 0.50%)
0.59% 12/25/39
1
136,321 136,630
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2018-79, Class FA
(LIBOR USD 1-Month plus 0.25%)
0.34% 11/25/48
1
$ 67,748 $ 67,817
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.59% 01/25/50
1
150,662 152,511
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.59% 03/25/50
1
560,121 563,653
Freddie Mac Gold Pool C90474
7.00% 08/01/21 175 175
Freddie Mac REMICS,
Series 1526, Class L
6.50% 06/15/23 564 590
Freddie Mac REMICS,
Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
1.02% 10/15/31
1
59,957 61,158
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
0.67% 10/15/33
1
486,316 493,437
Freddie Mac REMICS,
Series 2990, Class LE
(LIBOR USD 1-Month plus 0.32%)
0.39% 10/15/34
1
167,591 167,841
Freddie Mac REMICS,
Series 3066, Class PF
(LIBOR USD 1-Month plus 0.30%)
0.37% 04/15/35
1
38,787 38,793
Freddie Mac REMICS,
Series 3085, Class FW
(LIBOR USD 1-Month plus 0.70%)
0.77% 08/15/35
1
316,379 322,777
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
0.37% 08/15/35
1
294,443 295,255
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
0.37% 08/15/35
1
59,149 59,313
Freddie Mac REMICS,
Series 3652, Class PF
(LIBOR USD 1-Month plus 0.75%)
0.82% 07/15/32
1
7,211 7,215
Freddie Mac REMICS,
Series 3767, Class JF
(LIBOR USD 1-Month plus 0.30%)
0.37% 02/15/39
1
5,278 5,278

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
0.47% 11/15/40
1
$ 42,865 $ 42,675
Freddie Mac REMICS,
Series 3806, Class DF
(LIBOR USD 1-Month plus 0.40%)
0.47% 08/15/25
1
10,732 10,736
Freddie Mac REMICS,
Series 3845, Class FQ
(LIBOR USD 1-Month plus 0.25%)
0.32% 02/15/26
1
55,529 55,549
Freddie Mac REMICS,
Series 3879, Class MF
(LIBOR USD 1-Month plus 0.35%)
0.42% 09/15/38
1
66,381 66,480
Freddie Mac REMICS,
Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
0.57% 07/15/41
1
198,387 201,085
Freddie Mac REMICS,
Series 3907, Class FM
(LIBOR USD 1-Month plus 0.35%)
0.42% 05/15/26
1
52,249 52,388
Freddie Mac REMICS,
Series 3940, Class PF
(LIBOR USD 1-Month plus 0.35%)
0.42% 05/15/40
1
144,200 144,369
Freddie Mac REMICS,
Series 3946, Class FD
(LIBOR USD 1-Month plus 0.35%)
0.42% 04/15/41
1
195,352 195,760
Freddie Mac REMICS,
Series 3946, Class FG
(LIBOR USD 1-Month plus 0.35%)
0.42% 10/15/39
1
102,472 102,616
Freddie Mac REMICS,
Series 4097, Class TF
(LIBOR USD 1-Month plus 0.40%)
0.47% 05/15/39
1
22,124 22,149
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
0.57% 06/15/42
1
230,784 232,690
Ginnie Mae (TBA)
2.00% 08/20/51 2,400,000 2,440,031
2.50% 08/20/51 16,650,000 17,200,881
Ginnie Mae I Pool BW5284
3.55% 10/15/50 1,187,882 1,203,406
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.13% 10/20/31
1
6,516 6,792
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.88% 06/20/32
1
$ 81,117 $ 84,760
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.25% 07/20/32
1
8,033 8,381
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.88% 04/20/33
1
55,563 56,856
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.13% 12/20/23
1
4,992 5,072
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.25% 08/20/25
1
13,319 13,721
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.25% 08/20/42
1
59,596 62,254
Ginnie Mae,
Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
0.49% 10/20/32
1
79,436 79,871
Ginnie Mae,
Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
0.49% 10/20/32
1
117,177 117,819
Ginnie Mae,
Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
1.49% 01/16/34
1
405,570 412,866
Ginnie Mae,
Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
0.87% 10/16/39
1
98,140 100,350
Ginnie Mae,
Series 2010-19, Class FD
(LIBOR USD 1-Month plus 0.45%)
0.52% 07/16/39
1
38,147 38,346
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
1
1,428,353 16,102
UMBS (TBA)
2.00% 08/01/51 5,750,000 5,794,922
2.50% 08/01/51 8,400,000 8,672,344
42,459,254
Total Mortgage-Backed
(Cost $71,287,784) 70,887,506

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0 .70% *
Colorado — 0 .39%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 $ 965,000 $ 972,146
Florida — 0 .31%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
2.32% 10/01/22 755,000 774,343
Total Municipal Bonds
(Cost $1,735,517) 1,746,489
U.S. TREASURY SECURITIES — 20 .96%
U.S. Treasury Notes — 20 .96%
U.S. Treasury Floating Rate Notes
(US Treasury Bill Yield 3-Month plus 0.06%)
0.11% 10/31/22
1
12,500,000 12,508,561
(US Treasury Bill Yield 3-Month plus 0.11%)
0.16% 04/30/22
1
10,000,000 10,009,017
(US Treasury Bill Yield 3-Month plus 0.22%)
0.27% 07/31/21
1
10,100,000 10,103,572
U.S. Treasury Notes
0.13% 06/30/23 1,385,000 1,381,673
1.13% 09/30/21 3,000,000 3,008,086
1.75% 11/30/21 15,000,000 15,106,054
Total U.S. Treasury Securities
(Cost $52,099,802) 52,116,963
Total Bonds — 84 .50%
(Cost $209,884,771)
210,060,356
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 28 .04%
Money Market Funds — 1 .70%
Dreyfus Government Cash Management Fund
0.03%
7
74,000 74,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
7
1,265,065 1,265,065
JPMorgan U.S. Government Money Market Fund
0.01%
7
2,055,000 2,055,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
7
831,000 831,000
4,225,065
U.S. Agency Discount Notes — 4 .02%
Federal Home Loan Bank
0.02%
8
07/22/21 5,000,000 4,999,942
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
0.02%
8
08/12/21 $ 5,000,000 $ 4,999,825
9,999,767
U.S. Treasury Bills — 22 .32%
U.S. Cash Management Bills
0.03%
8
10/05/21 12,500,000 12,498,667
U.S. Treasury Bills
0.05%
8
08/12/21 32,000,000 31,998,133
0.05%
8
08/19/21 8,000,000 7,999,510
0.02%
8
07/22/21 3,000,000 2,999,925
55,496,235
Total Short-Term Investments
(Cost $69,721,674) 69,721,067
Total Investments - 112.54%
(Cost $279,606,445) 279,781,423
Liabilities in Excess of Other Assets - (12.54)% (31,185,718)
Net Assets - 100.00% $ 248,595,705
1
Floating rate security. The rate disclosed was in effect at June 30, 2021.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $18,169, which is 0.01% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Represents the current yield as of June 30, 2021.
8
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Two Year Note 136 09/30/21 $ (29,963,562) $ 53,920 $ 53,920
U.S. Treasury Ten Year Ultra Bond 47 09/21/21 (6,918,547) (75,014) (75,014)
U.S. Treasury Five Year Note 34 09/30/21 (4,196,609) 4,994 4,994
U.S. Treasury Ultra Bond 7 09/21/21 (1,348,813) (20,141) (20,141)
TOTAL FUTURES CONTRACTS $ (42,427,531) $ (36,241) $ (36,241)
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/21 $ 390,000 $ 6,823 $ 5,508 $ 1,315
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
13 / June 2021
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
ULTRA SHORT BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 4,225,065 $ — $ — $ 4,225,065
U.S. Agency Discount Notes — 9,999,767 — 9,999,767
U.S. Treasury Bills 55,496,235 — — 55,496,235
Long-Term Investments:
Asset-Backed Securities — 31,172,352 18,169 31,190,521
Corporates — 54,118,877 — 54,118,877
Mortgage-Backed Securities — 70,887,506 — 70,887,506
Municipal Bonds — 1,746,489 — 1,746,489
U.S. Treasury Securities 52,116,963 — — 52,116,963
Other Financial Instruments
*
Assets:
Credit contracts — 6,823 — 6,823
Interest rate contracts 58,914 — — 58,914
Liabilities:
Interest rate contracts (95,155) — — (95,155)
Total $ 111,802,022 $ 167,931,814 $ 18,169 $ 279,752,005
*Other financial instruments include futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.
ULTRA SHORT
BOND FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ — $ 18,543
Accrued discounts/premiums (1,526) —
Realized gain (loss) — —
Change in unrealized appreciation* 1,152 —
Purchases — —
Sales — —
Other** 18,543 (18,543)
Transfers into Level 3*** — —
Transfers out of Level 3*** — —
Balance as of
June 30, 2021
$ 18,169 $ —
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $1,152 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Certain Level 3 investments were re-classified between Mortgage-Backed Securities – Non-Agency and Asset-Backed Securities.
***There were no transfers between level 2 and 3 for the period ended June 30, 2021.

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 14
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
ULTRA SHORT BOND FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $18,169 Third-party Vendor Vendor Prices $1.44 $1.44
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.